UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-23035

                The Gabelli Go Anywhere Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

                                     Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Go Anywhere Trust

Third Quarter Report — September 30, 2018

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Ronald S. Eaker	Robert D. Leininger, CFA	Laura S. Linehan, CFA	Gian Maria Magrini, CFA
Chief Investment Officer	Portfolio Manager BS, Pennsylvania State University	Portfolio Manager BA, Amherst College MBA, Wharton School, University of Pennsylvania	Portfolio Manager BA, Lehigh University MBA, Wharton School, University of Pennsylvania	Portfolio Manager BS, Fordham University

To Our Shareholders,

For the quarter ended September 30, 2018, the net asset value (NAV) total return of The Gabelli Go Anywhere Trust (the Fund) was 2.3% compared with a total return of 7.7% for the Standard & Poor’s (S&P) 500 Index. The total return for the Fund’s publicly traded shares was (7.3)%. The Fund’s NAV per share was $19.86, while the price of the publicly traded shares closed at $18.79 on the NYSE American. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2018.

Comparative Results

Average Annual Returns through September 30, 2018 (a) (Unaudited)

	Quarter	1 Year	Since Inception (11/02/16)
Gabelli Go Anywhere Trust
NAV Total Return (b)	2.25%	4.38%	11.96%
Investment Total Return (c)	(7.32)	15.38	(0.69)
S&P 500 Index	7.71	17.91	39.29(d)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net assets value changes versus funds that don’t employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

The total return reflects changes in the NAV per share and is net of expenses. The inception return is based on a NAV of $18.46 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination.

(c)

The total return reflects changes in closing market value on the NYSE American. The inception return is based on a price of $19.75 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination.

(d)	From October 31, 2016, the date closest to the Fund’s inception for which data are available.

The Gabelli Go Anywhere Trust

Schedule of Investments — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 76.8%
	Health Care — 7.4%
17,000	Achaogen Inc.†	$67,830
2,400	Allergan plc	457,152
11,000	Bausch Health Cos. Inc.†	282,370
5,000	Bristol-Myers Squibb Co.	310,400
13,300	Cutera Inc.†	432,915
600	Henry Schein Inc.†	51,018
6,500	Idorsia Ltd.†	163,725
500	Incyte Corp.†	34,540
3,000	Invuity Inc.†	22,200
2,000	Johnson & Johnson	276,340
14,000	K2M Group Holdings Inc.†	383,180
2,500	Kindred Healthcare Inc.†(a)	22,500
1,000	LifePoint Health Inc.†	64,400
4,600	Mazor Robotics Ltd., ADR†	268,272
16,000	NeoGenomics Inc.†	245,600
700	NxStage Medical Inc.†	19,523
16,000	Patterson Cos. Inc.	391,200
3,700	Zimmer Biomet Holdings Inc.	486,439

		3,979,604

	Computer Software and Services — 6.7%
1,000	Business & Decision†	9,079
38,000	CA Inc.	1,677,700
15,000	Diebold Nixdorf Inc.	67,500
25,000	Digi International Inc.†	336,250
700	GrubHub Inc.†	97,034
45,000	Hewlett Packard Enterprise Co.	733,950
2,000	Rockwell Automation Inc.	375,040
1,000	Syntel Inc.†.	40,980
7,400	XO Group Inc.†	255,152

		3,592,685

	Energy and Utilities — 5.4%
500	Alerion Cleanpower SpA	1,724
1,800	Anadarko Petroleum Corp.	121,338
100	Andeavor	15,350
9,600	CNX Resources Corp.†	137,376
500	Connecticut Water Service Inc.	34,685
12,000	Dril-Quip Inc.†	627,000
1,500	Evergy Inc.	82,380
50,000	Mueller Water Products Inc., Cl. A	575,500
8,200	National Fuel Gas Co.	459,692
12,000	SCANA Corp.	466,680
18,000	The AES Corp.	252,000
40,000	Weatherford International plc†	108,400

		2,882,125

	Entertainment — 5.3%
13,000	Grupo Televisa SAB, ADR	230,620
1,200	Liberty Media Corp.- Liberty Braves, Cl. A†	32,736

Shares		Market Value

2,000	Liberty Media Corp.- Liberty Braves, Cl. C†	$54,500
14,000	Pandora Media Inc.†	133,140
10,000	Reading International Inc., Cl. A†	158,000
439	Reading International Inc., Cl. B†	13,170
30,000	RLJ Entertainment Inc.†	186,000
30,000	Twenty-First Century Fox Inc., Cl. B	1,374,600
8,000	Viacom Inc., Cl. A	292,400
10,000	Viacom Inc., Cl. B	337,600

		2,812,766

	Financial Services — 5.0%
9,000	Citigroup Inc.	645,660
100	CoBiz Financial Inc.	2,214
6,500	Flushing Financial Corp.	158,600
151	Horizon Bancorp Inc.	2,982
4,086	Icahn Enterprises LP	288,962
22,000	MoneyGram International Inc.†	117,700
5,000	Steel Partners Holdings LP†	84,875
10,000	The Bank of New York Mellon Corp.	509,900
2,000	The Dun & Bradstreet Corp.	285,020
400	The Navigators Group Inc.	27,640
1,000	The PNC Financial Services Group Inc.	136,190
4,000	Waddell & Reed Financial Inc., Cl. A	84,720
6,500	Wells Fargo & Co.	341,640

		2,686,103

	Machinery — 4.9%
5,000	Astec Industries Inc.	252,050
100,000	CNH Industrial NV, Borsa Italiana	1,201,686
30,000	CNH Industrial NV, New York	360,300
30,000	Twin Disc Inc.†	691,200
10,000	Xerium Technologies Inc.†	134,600

		2,639,836

	Food and Beverage — 4.8%
2,400	Chr. Hansen Holding A/S	243,628
20,000	Cott Corp.	323,000
50,000	Davide Campari-Milano SpA	425,815
1,400	Diageo plc, ADR	198,338
600	Fomento Economico Mexicano SAB de CV, ADR	59,382
200	Huegli Holding AG†	173,222
1,000	National Beverage Corp.†	116,620
1,000	Nestlé SA	83,371
110,000	Parmalat SpA	362,712
1,100	Pernod Ricard SA	180,462
1,600	Remy Cointreau SA	208,432
2,000	The J.M. Smucker Co.	205,220

		2,580,202

	Diversified Industrial — 4.7%
1,500	Ampco-Pittsburgh Corp.†	8,850
18,000	EnPro Industries Inc.	1,312,740

See accompanying notes to schedule of investments.

The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
11,000	Griffon Corp.	$177,650
8,000	Myers Industries Inc.	186,000
12,000	Textron Inc.	857,640

		2,542,880

	Building and Construction — 4.2%
20,000	Armstrong Flooring Inc.†	362,000
2,000	Bouygues SA	86,452
22,000	Herc Holdings Inc.†	1,126,400
15,000	USG Corp.†	649,650

		2,224,502

	Consumer Products — 4.1%
205	Accell Group NV	3,984
4,000	Edgewell Personal Care Co.†	184,920
6,500	Energizer Holdings Inc.	381,225
11,000	Mattel Inc.†	172,700
25,000	Newell Brands Inc.	507,500
6,500	SodaStream International Ltd.†	930,020

		2,180,349

	Equipment and Supplies — 4.0%
10,000	CIRCOR International Inc.	475,000
15,000	Flowserve Corp.	820,350
25,600	Mueller Industries Inc.	741,888
1,000	Stratasys Ltd.†	23,110
2,500	The Eastern Co.	71,000

		2,131,348

	Cable and Satellite — 2.6%
3,000	Intelsat SA†	90,000
38,000	Iridium Communications Inc.†	855,000
20,000	Sky plc	450,718

		1,395,718

	Real Estate — 2.6%
24,000	Gramercy Property Trust, REIT	658,560
15,500	Griffin Industrial Realty Inc.	604,500
1,000	Technopolis OYJ	5,416
2,200	Vastned Retail Belgium NV, REIT	120,819

		1,389,295

	Telecommunications — 2.6%
8,000	CenturyLink Inc.	169,600
7,500	Millicom International Cellular SA, SDR	430,807
52,023	Sistema PJSC FC, GDR	136,716
50,000	Sprint Corp.†	327,000
5,000	United States Cellular Corp.†	223,900
30,000	VEON Ltd., ADR	87,000

		1,375,023

	Retail — 1.8%
1,500	Cars.com Inc.†	41,415

Shares		Market Value

31,500	GNC Holdings Inc., Cl. A†	$130,410
16,000	Hertz Global Holdings Inc.†	261,280
4,000	Ingles Markets Inc., Cl. A	137,000
76,000	J.C. Penney Co. Inc.†	126,160
14,700	Lands’ End Inc.†	257,985
25,000	Rite Aid Corp.†	32,000

		986,250

	Automotive: Parts and Accessories — 1.8%
1,000	Dana Inc.	18,670
13,000	Federal-Mogul Holdings Corp.†(a)	130,000
8,000	Modine Manufacturing Co.†	119,200
7,000	Navistar International Corp.†	269,500
26,000	Uni-Select Inc.	442,643

		980,013

	Paper and Forest Products — 1.6%
20,000	KapStone Paper and Packaging Corp.	678,200
10,000	Papeles y Cartones de Europa SA	194,127

		872,327

	Specialty Chemicals — 1.1%
16,000	GCP Applied Technologies Inc.†	424,800
1,800	Oil-Dri Corp. of America	69,408
4,000	Valvoline Inc.	86,040

		580,248

	Media — 1.0%
14,500	Tribune Media Co., Cl. A	557,235

	Agriculture — 1.0%
7,800	Bunge Ltd.	535,938

	Publishing — 0.9%
5,000	Meredith Corp.	255,250
15,057	The E.W. Scripps Co., Cl. A	248,441

		503,691

	Metals and Mining — 0.8%
1,500	Allegheny Technologies Inc.†	44,325
10,000	Freeport-McMoRan Inc.	139,200
18,000	TimkenSteel Corp.†	267,660

		451,185

	Home Furnishings — 0.6%
4,400	Bassett Furniture Industries Inc.	93,500
3,000	Hunter Douglas NV	225,708

		319,208

	Hotels and Gaming — 0.5%
6,000	Belmond Ltd., Cl. A†	109,500
1,400	Wynn Resorts Ltd.	177,884

		287,384

See accompanying notes to schedule of investments.

The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Aerospace — 0.5%
600	Harris Corp.	$101,526
1,000	Rockwell Collins Inc.	140,470

		241,996

	Transportation — 0.5%
2,000	GATX Corp.	173,180
1,000	PACCAR Inc.	68,190

		241,370

	Consumer Services — 0.3%
2,000	ServiceMaster Global Holdings Inc.†	124,060
1,000	Sonic Corp.	43,340

		167,400

	Business Services — 0.1%
1,400	Reis Inc.	32,200

	TOTAL COMMON STOCKS	41,168,881

	RIGHTS — 0.0%
	Health Care — 0.0%
25,000	Innocoll, CVR†(a)	15,000
3,600	Ocera Therapeutics, CVR†(a)	1,404

		16,404

	TOTAL RIGHTS	16,404

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS — 0.3%
	Diversified Industrial — 0.3%
$100,000	Chart Industries Inc., 1.000%, 11/15/24(b)	$142,755

	U.S. GOVERNMENT OBLIGATIONS — 22.9%
12,316,000	U.S. Treasury Bills, 1.930% to 2.317%††, 10/11/18 to 03/21/19	12,270,855

	TOTAL INVESTMENTS — 100.0% (Cost $49,732,438)	$53,598,895

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the market value of the Rule 144A security amounted to $142,755 or 0.27% of total investments.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Go Anywhere Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Go Anywhere Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$850,013	—	$130,000	$ 980,013
Food and Beverage	2,406,980	$173,222	—	2,580,202
Health Care	3,957,104	—	22,500	3,979,604
Home Furnishings	93,500	225,708	—	319,208
Other Industries (a)	33,309,854	—	—	33,309,854
Total Common Stocks	40,617,451	398,930	152,500	41,168,881
Rights (a)	—	—	16,404	16,404
Convertible Corporate Bonds (a)	—	142,755	—	142,755
U.S. Government Obligations	—	12,270,855	—	12,270,855
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$40,617,451	$12,812,540	$168,904	$53,598,895

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Go Anywhere Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI GO ANYWHERE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Ronald S. Eaker joined GAMCO Investors, Inc. in 1987. Currently he is a Managing Director of Gabelli Fixed Income, LLC and a portfolio manager of Gabelli Funds, LLC. Mr. Eaker manages short term cash products and high grade intermediate fixed income products. Prior to joining Gabelli, Mr. Eaker was affiliated with Frank Henjes & Co. He is a graduate of Pennsylvania State University with a BS in Finance.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Laura S. Linehan, CFA, joined G.research in 1995 and has served as a portfolio manager of the TETON Westwood Mighty Mites Fund since its inception in 1998. Ms. Linehan also serves as a portfolio manager for Gabelli Funds, LLC. Prior thereto, Ms. Linehan was an investment banker at Smith Barney and a financial analyst and systems engineer at IBM. Ms. Linehan holds an MBA in Finance and Public Policy from The Wharton School of Business, University of Pennsylvania and a Bachelor of Arts in Biology from Lehigh University.

Gian Maria Magrini, CFA, is an analyst dedicated to the Gabelli merger arbitrage portfolios, specifically to our U.S. open and closed-end funds. He joined the team in 2013 after serving various roles in the operations and research departments. Mr. Magrini earned a Bachelor of Science in Finance from Fordham University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per common share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGOX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GO ANYWHERE TRUST

One Corporate Center

Rye, NY 10580-1422

t 800-GABELLI (800-422-3554)

f 914-921-5118

e info@gabelli.com

   GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony S. Colavita

President

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President

Advanced Polymer, Inc.

OFFICERS

Agnes Mullady

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

David I. Schachter

Vice President & Ombudsman

Laurissa M. Martire

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GGO Q3/2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Go Anywhere Trust

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date	11/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date	11/16/2018

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	11/16/2018

* Print the name and title of each signing officer under his or her signature.